Convertible Notes (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	Nov. 30, 2022	Dec. 31, 2024
2024 Convertible Notes [Member]
Convertible Notes [Line Items]
Accrued Interest		6.00%
Fees incurred				$ 18
Principal amount		$ 1,200
2024 Convertible Notes [Member] | Minimum [Member]
Convertible Notes [Line Items]
Issuance of equity securities		$ 5,000
2022 Convertible Notes [Member]
Convertible Notes [Line Items]
Accrued Interest			6.00%
Principal amount			$ 8,900
2022 Convertible Notes [Member] | Minimum [Member]
Convertible Notes [Line Items]
Issuance of equity securities			$ 20,000
Series SA-2 Convertible Preferred Stock [Member] | 2024 Convertible Notes [Member]
Convertible Notes [Line Items]
Convertible notes into shares	163,357
Series SA-2 Convertible Preferred Stock [Member] | 2022 Convertible Notes [Member]
Convertible Notes [Line Items]
Convertible notes into shares	1,745,625